                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/07

Check here if Amendment [ ]; Amendment Number: _____

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      St. Denis J. Villere & Co., LLC
Address:   601 Poydras Street Suite 1808
           New Orleans, LA 70130

13F File Number: 28-774

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  George V. Young
Title: LLC Member
Phone: (504) 525-0808

Signature, Place, and Date of Signing:


/s/ George V. Young                     New Orleans, LA         10/23/07
-------------------------------------   ---------------------   --------------
[Signature]                             [City, State]           [Date]

Report Type (Check only one,):

[XX] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number   Name
---------------   ----

28- ___________   ______________________________

[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
Form 13F Information Table Entry Total:        104
Form 13F Information Table Value Total:   $971,507
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    13F File Number     Name
----   -----------------   ----

____   28- _____________   ________________________________________________

[Repeat as necessary.]

                         St. Denis J. Villere Co., LLC
                                      13F
                               September 30, 2007

          COLUMN 1              COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       Column 8
---------------------------- -------------- ----------- --------- ------------------ ---------- -------- -------------------
                                                                                                           VOTING AUTHORITY
                                                          VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER  -------------------
       NAME OF ISSUER        TITLE OF CLASS    CUSIP    (X 1,000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE   SHARED  NONE
---------------------------- -------------- ----------- --------- --------- --- ---- ---------- -------- ---- --------- ----
3-D SYS CORP DEL             COM NEW        88554D 20 5   69,779  2,954,232 Sh       OTHER                    2,954,232
LUMINEX CORP DEL             COM            55027E 10 2   67,059  4,446,905 Sh       OTHER                    4,446,905
NOBLE INTL LTD               COM            655053 10 6   62,228  2,922,852 Sh       OTHER                    2,922,852
GULF ISLAND FABRICATION INC  COM            402307 10 2   59,053  1,538,228 Sh       OTHER                    1,538,228
AMERICAN VANGUARD CORP       COM            030371 10 8   50,573  2,590,815 Sh       OTHER                    2,590,815
QUEST DIAGNOSTICS INC        COM            74834L 10 0   40,878    707,600 Sh       OTHER                      707,600
EPIQ SYS INC                 COM            26882D 10 9   40,029  2,126,926 Sh       OTHER                    2,126,926
PHI INC                      COM NON VTG    69336T 20 5   39,468  1,309,499 Sh       OTHER                    1,309,499
O REILLY AUTOMOTIVE INC      COM            686091 10 9   37,274  1,115,642 Sh       OTHER                    1,115,642
FIRST ST BANCORPORATION      COM            336453 10 5   37,096  1,888,808 Sh       OTHER                    1,888,808
DELTA PETE CORP              COM NEW        247907 20 7   30,308  1,688,450 Sh       OTHER                    1,688,450
INPUT/OUTPUT INC             COM            457652 10 5   30,096  2,176,140 Sh       OTHER                    2,176,140
VARIAN MED SYS INC           COM            92220P 10 5   27,915    666,400 Sh       OTHER                      666,400
AAR CORP                     COM            000361 10 5   27,747    914,550 Sh       OTHER                      914,550
POOL CORPORATION             COM            73278L10 5    27,385  1,096,281 Sh       OTHER                    1,096,281
COLLECTIVE BRANDS INC        COM            19421W 10 0   23,628  1,071,060 Sh       OTHER                    1,071,060
JACK HENRY & ASSOC INC       COM            426281 10 1   22,337    863,750 Sh       OTHER                      863,750
GARMIN LTD                   ORD            G37260 10 9   21,850    183,000 Sh       OTHER                      183,000
CABELAS INC                  COM            126804 30 1   19,720    833,825 Sh       OTHER                      833,825
WELLS FARGO & CO NEW         COM            949746 10 1   14,835    416,492 Sh       OTHER                      416,492
NIC INC                      COM            62914B 10 0   11,531  1,661,511 Sh       OTHER                    1,661,511
QUICKSILVER RESOURCES INC    COM            74837R 10 4   11,174    237,500 Sh       OTHER                      237,500
STEWART ENTERPRISES INC      CL A           860370 10 5   11,165  1,465,200 Sh       OTHER                    1,465,200
HANCOCK HLDG CO              COM            410120 10 9    9,658    240,971 Sh       OTHER                      240,971
INTERNATIONAL SHIPHOLDING CO PFD 6% CONV EX 460321 30 0    8,132    154,900 Sh       OTHER                      154,900
PHI INC                      COM VTG        69336T 10 6    7,943    273,893 Sh       OTHER                      273,893
BLOCK H & R INC              COM            093671 10 5    7,856    370,908 Sh       OTHER                      370,908
CARTER INC                   COM            146229 10 9    7,653    383,600 Sh       OTHER                      383,600
KANSAS CITY SOUTHERN         COM NEW        485170 30 2    7,272    226,035 Sh       OTHER                      226,035
EXXON MOBIL CORP             COM            30231G 10 2    6,720     72,602 Sh       OTHER                       72,602
CHEESECAKE FACTORY INC       COM            163072 10 1    6,698    285,400 Sh       OTHER                      285,400
YRC WORLDWIDE INC            COM            984249 10 2    6,592    241,300 Sh       OTHER                      241,300
MARCUS CORP                  COM            566330 10 6    6,227    324,300 Sh       OTHER                      324,300
JP MORGAN CHASE & CO         COM            46625H 10 0    6,121    133,591 Sh       OTHER                      133,591
BALDOR ELEC CO               COM            057741 10 0    5,753    144,000 Sh       OTHER                      144,000
SOUTHWESTERN ENERGY CO       COM            845467 10 9    5,223    124,800 Sh       OTHER                      124,800
BANK OF AMERICA CORPORATION  COM            060505 10 4    4,988     99,223 Sh       OTHER                       99,223

                         St. Denis J. Villere Co., LLC
                                      13F
                               September 30, 2007

US BANCORP DEL               COM NEW        902973 30 4    4,814    147,988 Sh       OTHER                      147,988
TIDEWATER INC                COM            886423 10 2    4,782     76,100 Sh       OTHER                       76,100
WESTAR ENERGY INC            COM            95709T 10 0    4,059    165,250 Sh       OTHER                      165,250
SCHLUMBERGER LTD             COM            806857 10 8    3,980     37,900 Sh       OTHER                       37,900
DST SYS INC DEL              COM            233326 10 7    3,930     45,800 Sh       OTHER                       45,800
BROOKE CORP                  COM            112502 10 9    3,903    394,600 Sh       OTHER                      394,600
BANK OF THE OZARKS INC       COM            063904 10 6    3,871    126,800 Sh       OTHER                      126,800
MURPHY OIL CORP              COM            626717 10 2    3,715     53,150 Sh       OTHER                       53,150
WHITNEY HLDG CORP            COM            966612 10 3    3,676    139,344 Sh       OTHER                      139,344
CISCO SYS INC                COM            17275R 10 2    3,577    107,976 Sh       OTHER                      107,976
LEGGETT & PLATT INC          COM            524660 10 7    2,835    147,964 Sh       OTHER                      147,964
CERNER CORP                  COM            156782 10 4    2,363     39,508 Sh       OTHER                       39,508
BIO RAD LABS INC             CL A           090572 20 7    2,281     25,200 Sh       OTHER                       25,200
AT&T INC                     COM            00206R 10 2    2,195     51,875 Sh       OTHER                       51,875
SCOTTS MIRACLE GRO CO        CL A           810186 10 6    1,972     46,140 Sh       OTHER                       46,140
COAST FINL HLDGS INC         COM            190354 10 0    1,911    752,190 Sh       OTHER                      752,190
REGIONS FINANCIAL CORP NEW   COM            7591EP 10 0    1,821     61,763 Sh       OTHER                       61,763
DAKTRONICS INC               COM            234264 10 9    1,810     66,500 Sh       OTHER                       66,500
VITRAN CORP INC              COM            92850E 10 7    1,709    103,600 Sh       OTHER                      103,600
GENERAL ELECTRIC CO          COM            369604 10 3    1,443     34,861 Sh       OTHER                       34,861
TRAVELERS COMPANIES INC      COM            89417E 10 9    1,412     28,055 Sh       OTHER                       28,055
PFIZER INC                   COM            717081 10 3    1,393     57,010 Sh       OTHER                       57,010
KEYCORP NEW                  COM            493267 10 8    1,380     42,700 Sh       OTHER                       42,700
MCDONALDS CORP               COM            580135 10 1    1,340     24,600 Sh       OTHER                       24,600
MARSH  & MCLENNAN COS INC    COM            571748 10 2    1,244     48,800 Sh       OTHER                       48,800
GOLDMAN SACHS GROUP INC      COM            38141G 10 4    1,235      5,700 Sh       OTHER                        5,700
FLOWERS FOODS INC            COM            343498 10 1    1,219     55,900 Sh       OTHER                       55,900
HOME BANCSHARES INC          COM            436893 20 0    1,161     53,300 Sh       OTHER                       53,300
BP PLC                       SPONSORED ADR  055622 10 4    1,128     16,265 Sh       OTHER                       16,265
SCHERING PLOUGH CORP         COM            806605 10 1    1,098     34,700 Sh       OTHER                       34,700
DISNEY WALT CO               COM DISNEY     254687 10 6      994     28,900 Sh       OTHER                       28,900
PROCTER & GAMBLE CO          COM            742718 10 9      958     13,620 Sh       OTHER                       13,620
GRAINGER W W INC             COM            384802 10 4      912     10,000 Sh       OTHER                       10,000
CITIGROUP INC                COM            172967 10 1      905     19,398 Sh       OTHER                       19,398
CHEVRON CORP NEW             COM            166764 10 0      876      9,362 Sh       OTHER                        9,362
AFLAC INC                    COM            001055 10 2      866     15,184 Sh       OTHER                       15,184
JOHNSON & JOHNSON            COM            478160 10 4      808     12,300 Sh       OTHER                       12,300
CONOCOPHILLIPS               COM            20825C 10 4      795      9,063 Sh       OTHER                        9,063
PEPSICO INC                  COM            713448 10 8      688      9,395 Sh       OTHER                        9,395
ALLSTATE CORP                COM            020002 10 1      686     12,000 Sh       OTHER                       12,000
MERCK & CO INC               COM            589331 10 7      670     12,955 Sh       OTHER                       12,955
PNC FINL SVCS GROUP INC      COM            693475 10 5      647      9,500 Sh       OTHER                        9,500
MORGAN STANLEY               COM NEW        617446 44 8      635     10,082 Sh       OTHER                       10,082

                         St. Denis J. Villere Co., LLC
                                      13F
                               September 30, 2007

INTERNATIONAL SHIPHOLDING CO COM NEW        460321 20 1      603     29,021 Sh       OTHER                       29,021
SOUTHWEST BANCORP INC OKLA   COM            844767 10 3      574     30,500 Sh       OTHER                       30,500
KIMBERLY CLARK CORP          COM            494368 10 3      548      7,800 Sh       OTHER                        7,800
DELTIC TIMBER CORP           COM            247850 10 0      462      8,122 Sh       OTHER                        8,122
BRISTOL MYERS SQUIBB CO      COM            110122 10 8      427     14,800 Sh       OTHER                       14,800
WAL MART STORES INC          COM            931142 10 3      375      8,600 Sh       OTHER                        8,600
HOME DEPOT INC               COM            437076 10 2      357     11,000 Sh       OTHER                       11,000
FEDERAL REALTY INVT TR       SH BEN INT NEW 313747 20 6      354      4,000 Sh       OTHER                        4,000
AMERICAN INTL GROUP INC      COM            026874 10 7      345      5,100 Sh       OTHER                        5,100
ROYAL DUTCH SHELL PLC        SPONS ADR A    780259 20 6      343      4,176 Sh       OTHER                        4,176
BAXTER INTL INC              COM            071813 10 9      338      6,000 Sh       OTHER                        6,000
PPG INDS INC                 COM            693506 10 7      319      4,216 Sh       OTHER                        4,216
CAPITAL ONE FINL CORP        COM            14040H 10 5      297      4,475 Sh       OTHER                        4,475
COLGATE PALMOLIVE CO         COM            194162 10 3      288      4,039 Sh       OTHER                        4,039
DEVELOPERS DIVERSIFIED RLTY  COM            251591 10 3      274      4,900 Sh       OTHER                        4,900
ANADARKO PETE CORP           COM            032511 10 7      269      5,008 Sh       OTHER                        5,008
VERIZON COMMUNICATIONS       COM            92343V 10 4      267      6,038 Sh       OTHER                        6,038
SHORE BANCSHARES INC         COM            825107 10 5      258     10,687 Sh       OTHER                       10,687
WACHOVIA CORP NEW            COM            929903 10 2      245      4,888 Sh       OTHER                        4,888
KINDER MORGAN ENERGY PARTNER UT LTD PARTNER 494550 10 6      235      4,750 Sh       OTHER                        4,750
STONE ENERGY CORP            COM            861642 10 6      225      5,630 Sh       OTHER                        5,630
FEDERAL NATL MTG ASSN        COM            313586 10 9      219      3,600 Sh       OTHER                        3,600
LOEWS CORP                   COM            540424 10 8      218      4,500 Sh       OTHER                        4,500
PALATIN TECHNOLOGIES INC     COM NEW        696077 30 4        6     15,000 Sh       OTHER                       15,000
                                                         971,507